UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D
                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934


                    For the monthly distribution period from
                         September 26, 2006 to October 25, 2006


Commission File Number of issuing entity: 333-130192-01


                 J.P. Morgan Mortgage Acquisition Trust 2006-NC1
--------------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-130192


                      J.P. MORGAN ACCEPTANCE CORPORATION I
--------------------------------------------------------------------------------
              (Exact name of depositor as specified in its charter)


                     J.P. MORGAN MORTGAGE ACQUISITION CORP.
-------------------------------------------------------------------------------
               (Exact name of sponsor as specified in its charter)

                                    New York
                                  ------------
                (State or other jurisdiction of incorporation or
                       organization of the issuing entity)


                       83-0459839, 83-0459840, 83-0459843
                     --------------------------------------
                      (I.R.S. Employer Identification No.)

U.S. Bank National Association
Corporate Trust Services, Attn: JPMAC 2006-NC1
209 S. LaSalle Street, Suite 300
Chicago, IL                                                        60604
--------------------------------------                           ---------
(Address of principal executive offices                           Zip Code
of the issuing entity)

                                 (312)-325-8904
                                 --------------
                     (Telephone number, including area code)

                                       N/A
                                   ----------
           (Former name, former address, if changed since last report)

               Registered/reporting pursuant to (check one)

               Section 12(b)   Section 12(g)   Section 15(d)   Name of Exchange
                                                              (if Section 12(b))
Title of class
        A1        [   ]           [   ]           [ x ]
        A2        [   ]           [   ]           [ x ]
        A3        [   ]           [   ]           [ x ]
        A4        [   ]           [   ]           [ x ]
        A5        [   ]           [   ]           [ x ]
        M1        [   ]           [   ]           [ x ]
        M2        [   ]           [   ]           [ x ]
        M3        [   ]           [   ]           [ x ]
        M4        [   ]           [   ]           [ x ]
        M5        [   ]           [   ]           [ x ]
        M6        [   ]           [   ]           [ x ]
        M7        [   ]           [   ]           [ x ]
        M8        [   ]           [   ]           [ x ]
        M9        [   ]           [   ]           [ x ]
        M10       [   ]           [   ]           [ x ]
        M11       [   ]           [   ]           [ x ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [x] No [ ]

PART I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

         On October 25, 2006 a distribution was made to holders of J.P. Morgan Mortgage Acquisition Trust 2006-NC1. The distribution report is attached as Exhibit 99.1 to this Form 10-D.


PART II - OTHER INFORMATION

Item 9.  Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

         Statement to Certificateholders on October 25, 2006 is filed as Exhibit 99.1 hereto.

    (b) The exhibits required to be filed by Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

                                         J.P. MORGAN ACCEPTANCE CORPORATION I
                                        (Depositor)

                                By:     /s/ William C. Buell
                                        ----------------------
                                        William C. Buell
                                        Vice President

                               Date:    November 7, 2006

EXHIBIT INDEX

Exhibit Number    Description

EX-99.1 Monthly report distributed to holders of J.P. Morgan Mortgage Acquisition Trust 2006-NC1 relating to the October 25, 2006 distribution.


                                     EX-99.1
             J.P. Morgan Mortgage Acquisition Trust, Series 2006-NC1
                                 October 25, 2006

                               Table of Contents
                                                                 Page
Distribution Report                                                2
Factor Report                                                      3
Delinquent Mortgage Loans                                          9
Delinquency Trend Group                                           10
Bankruptcies                                                      11
Foreclosures                                                      12
REO Properties                                                    13
REO Property Scheduled Balance                                    14
Principal Payoffs by Group occurred in this Distribution          14
Realized Loss Group Report                                        15


 IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE
                           ADMINISTRATOR LISTED BELOW:
                                 Alexander Tonge
             JPMorgan Chase Bank, N.A. - Structured Finance Services
                            4 New York Plaza, Floor 6
                    Tel: (212) 623-5415 / Fax: (212) 623-5930
                      Email: alexander.t.tonge@jpmorgan.com

            J.P. Morgan Mortgage Acquisition Trust, Series 2006-NC1
                                 October 25, 2006
-----------------------------------------------------------------------------------------------------------------------------------
                             DISTRIBUTION IN DOLLARS
-----------------------------------------------------------------------------------------------------------------------------------
             ORIGINAL         BEGINNING                                                                             ENDING
             FACE             PRINCIPAL                                                       REALIZED   DEFERRED   PRINCIPAL
CLASS        VALUE            BALANCE          PRINCIPAL         INTEREST        TOTAL        LOSSES     INTEREST   BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
A1       345,251,000.00    279,431,418.31   13,802,754.71     1,280,727.33       15,083,482.04     0.00      0.00    265,628,663.60
A2       192,137,000.00    117,044,807.33   10,310,008.79       525,726.26       10,835,735.05     0.00      0.00    106,734,798.54
A3        71,443,000.00     71,443,000.00            0.00       324,470.29          324,470.29     0.00      0.00     71,443,000.00
A4        79,871,000.00     79,871,000.00            0.00       366,075.42          366,075.42     0.00      0.00     79,871,000.00
A5        43,143,000.00     43,143,000.00            0.00       201,334.00          201,334.00     0.00      0.00     43,143,000.00
M1        42,803,000.00     42,803,000.00            0.00       201,530.79          201,530.79     0.00      0.00     42,803,000.00
M2        30,707,000.00     30,707,000.00            0.00       145,090.58          145,090.58     0.00      0.00     30,707,000.00
M3        17,214,000.00     17,214,000.00            0.00        81,623.05           81,623.05     0.00      0.00     17,214,000.00
M4        13,958,000.00     13,958,000.00            0.00        67,114.72           67,114.72     0.00      0.00     13,958,000.00
M5        13,027,000.00     13,027,000.00            0.00        62,855.28           62,855.28     0.00      0.00     13,027,000.00
M6        13,492,000.00     13,492,000.00            0.00        65,998.37           65,998.37     0.00      0.00     13,492,000.00
M7        13,492,000.00     13,492,000.00            0.00        72,294.63           72,294.63     0.00      0.00     13,492,000.00
M8        10,701,000.00     10,701,000.00            0.00        58,231.28           58,231.28     0.00      0.00     10,701,000.00
M9         7,909,000.00      7,909,000.00            0.00        48,310.81           48,310.81     0.00      0.00      7,909,000.00
M10        6,048,000.00      6,048,000.00            0.00        39,463.20           39,463.20     0.00      0.00      6,048,000.00
M11        9,304,000.00      9,304,000.00            0.00        60,708.60           60,708.60     0.00      0.00      9,304,000.00
P                100.00            100.00            0.00       381,312.04          381,312.04     0.00      0.00            100.00
R                  0.00              0.00            0.00             0.00                0.00     0.00      0.00              0.00
TOTALS   910,500,100.00    769,588,325.64   24,112,763.50     3,982,866.65       28,095,630.15     0.00      0.00    745,475,562.14
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
            ORIGINAL         BEGINNING                                                                                 ENDING
            FACE             NOTIONAL                                                         REALIZED    DEFERRED     NOTIONAL
CLASS       VALUE            BALANCE          PRINCIPAL          INTEREST          TOTAL       LOSSES     INTEREST     BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
C        930,509,120.00    789,596,916.65            0.00     1,489,314.40        1,489,314.40     0.00      0.00    765,481,508.05
-----------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------------
                 FACTOR INFORMATION PER $1,000 OF ORIGINAL FACE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      CURRENT
                       BEGINNING                                                                     ENDING           PASS-THRU
CLASS        CUSIP     PRINCIPAL          PRINCIPAL          INTEREST              TOTAL             PRINCIPAL        RATE
-----------------------------------------------------------------------------------------------------------------------------------
A1      46626LJL5       809.35730327    39.97889857           3.70955430          43.68845287       769.37840470     5.500000%
A2      46626LJM3       609.17370069    53.65967404           2.73620521          56.39587924       555.51402666     5.390000%
A3      46626LJN1     1,000.00000000     0.00000000           4.54166664           4.54166664     1,000.00000000     5.450000%
A4      46626LJP6     1,000.00000000     0.00000000           4.58333338           4.58333338     1,000.00000000     5.500000%
A5      46626LJQ4     1,000.00000000     0.00000000           4.66666667           4.66666667     1,000.00000000     5.600000%
M1      46626LJR2     1,000.00000000     0.00000000           4.70833329           4.70833329     1,000.00000000     5.650000%
M2      46626LJS0     1,000.00000000     0.00000000           4.72500016           4.72500016     1,000.00000000     5.670000%
M3      46626LJT8     1,000.00000000     0.00000000           4.74166667           4.74166667     1,000.00000000     5.690000%
M4      46626LJU5     1,000.00000000     0.00000000           4.80833357           4.80833357     1,000.00000000     5.770000%
M5      46626LJV3     1,000.00000000     0.00000000           4.82500038           4.82500038     1,000.00000000     5.790000%
M6      46626LJW1     1,000.00000000     0.00000000           4.89166691           4.89166691     1,000.00000000     5.870000%
M7      46626LJX9     1,000.00000000     0.00000000           5.35833309           5.35833309     1,000.00000000     6.430000%
M8      46626LJY7     1,000.00000000     0.00000000           5.44166713           5.44166713     1,000.00000000     6.530000%
M9      46626LJZ4     1,000.00000000     0.00000000           6.10833354           6.10833354     1,000.00000000     7.330000%
M10     46626LKA7     1,000.00000000     0.00000000           6.52500000           6.52500000     1,000.00000000     7.830000%
M11     46626LKB5     1,000.00000000     0.00000000           6.52500000           6.52500000     1,000.00000000     7.830000%
P          N/A        1,000.00000000     0.00000000   3,813,120.40000000   3,813,120.40000000     1,000.00000000     0.000000%
TOTALS                  845.23694796    26.48298831           4.37437256          30.85736086       818.75395965
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        CURRENT
                       BEGINNING                                                                     ENDING             PASS-THRU
CLASS        CUSIP     NOTIONAL          PRINCIPAL            INTEREST              TOTAL            NOTIONAL           RATE
-----------------------------------------------------------------------------------------------------------------------------------
C          N/A          848.56440381     0.00000000           1.60053713           1.60053713       822.64804460     0.000000%
-----------------------------------------------------------------------------------------------------------------------------------


            J.P. Morgan Mortgage Acquisition Trust, Series 2006-NC1
                                October 25, 2006

Dates

Record Date                                                                                          10/24/06
Determination Date                                                                                   10/16/06
Distribution Date                                                                                    10/25/06

Principal Funds:
Scheduled Principal Payments (Total)                                                               336,701.40
Group 1                                                                                            165,256.88
Group 2                                                                                            171,444.52

Principal Prepayments (Total)                                                                   23,595,729.34
Group 1                                                                                         13,485,244.83
Group 2                                                                                         10,110,484.51

Curtailments (Total)                                                                                22,953.32
Group 1                                                                                             10,497.21
Group 2                                                                                             12,456.11

Curtailment Interest Adjustments (Total)                                                               481.37
Group 1                                                                                                556.84
Group 2                                                                                                -75.47

Repurchase Principal (Total)                                                                             0.00
Group 1                                                                                                  0.00
Group 2                                                                                                  0.00

Substitution Amounts (Total)                                                                             0.00
Group 1                                                                                                  0.00
Group 2                                                                                                  0.00

Net Liquidation Proceeds (Total)                                                                   329,413.40
Group 1                                                                                            329,413.40
Group 2                                                                                                  0.00
Other Principal Adjustments (Total)                                                               -209,676.30
Group 1                                                                                           -209,676.30
Group 2                                                                                                  0.00

Non Recoverable Principal Advances (Total)                                                             331.87
Group 1                                                                                                  0.00
Group 2                                                                                                331.87

Interest Funds:

Gross Interest                                                                                   5,318,393.50
Group 1                                                                                          2,514,572.06
Group 2                                                                                          2,803,821.44

Servicing Fees                                                                                     328,911.30
Group 1                                                                                            155,392.45
Group 2                                                                                            173,518.85

Trustee Fees                                                                                         2,631.96
Group 1                                                                                              1,243.82
Group 2                                                                                              1,388.14

Custodian Fee                                                                                        1,315.99
Group 1                                                                                                621.92
Group 2                                                                                                694.08

Trust Oversight Manager Fees                                                                         9,869.96
Group 1                                                                                              4,664.40
Group 2                                                                                              5,205.57

Non Recoverable Interest Advances (Total)                                                            6,960.82
Group 1                                                                                                  0.00
Group 2                                                                                              6,960.82

Prepayment Penalties:
Number of Loans Prepaid with Respect to which Prepayment Penalties were Collected                          52
Group 1                                                                                                    34
Group 2                                                                                                    18

Balance of Loans Prepaid with Respect to which Prepayment Penalties were Collected              12,659,392.52
Group 1                                                                                          8,086,222.42
Group 2                                                                                          4,573,170.10

Amount of Prepayment Penalties Collected                                                           381,312.04
Group 1                                                                                            245,203.89
Group 2                                                                                            136,108.15
Available Remitance Amount                                                                      29,047,101.60

Principal Remittance Amount (Total)                                                             24,075,270.66
Group 1                                                                                         13,781,292.86
Group 2                                                                                         10,293,977.80

Interest Remittance Amount (Total)                                                               4,971,830.94
Group 1                                                                                          2,355,776.95
Group 2                                                                                          2,616,053.99

Pool Detail:
Beginning Number of Loans Outstanding                                                                   3,631
Group 1                                                                                                 1,972
Group 2                                                                                                 1,659

Ending Number of Loans Outstanding                                                                      3,531
Group 1                                                                                                 1,913
Group 2                                                                                                 1,618

Beginning Aggregate Loan Balance                                                               789,596,916.84
Group 1                                                                                        373,151,666.96
Group 2                                                                                        416,445,249.88

Ending Aggregate Loan Balance                                                                  765,481,508.24
Group 1                                                                                        359,330,568.04
Group 2                                                                                        406,150,940.20

Current Advances                                                                                         0.00
Group 1                                                                                                  0.00
Group 2                                                                                                  0.00

Aggregate Advances                                                                                       0.00
Group 1                                                                                                  0.00
Group 2                                                                                                  0.00

Weighted Average Remaning Term To Maturity                                                                350
Group 1                                                                                                   350
Group 2                                                                                                   351

Weighted Average Net Mortgage Rate                                                                   7.56156%
Group 1                                                                                              7.56521%
Group 2                                                                                              7.55830%

Interest Accrual Period
Start Date                                                                                 September 25, 2006
End Date                                                                                     October 25, 2006
Number of Days in Accrual Period                                                                           30


  Delinquent Mortgage Loans
           Group 1
          Category              Number      Principal Balance    Percentage
           1 Month                46             9,142,279.49         2.54%
           2 Month                18             2,555,079.08         0.71%
           3 Month                 2               209,248.06         0.06%
            Total                 66            11,906,606.63         3.31%
  Delinquent Mortgage Loans
           Group 2
          Category              Number      Principal Balance    Percentage
           1 Month                74            19,379,882.10         4.77%
           2 Month                30             6,919,667.30         1.70%
           3 Month                15             1,384,827.47         0.34%
            Total                 119           27,684,376.87         6.82%
* Delinquent Bankruptcies and Foreclosures are not included in the table above.

        Bankruptcies
        Group Number     Number of Loans  Principal Balance  Percentage
                 1              6               847,054.43        0.24%
                 2              8             1,582,813.50        0.39%
            Total              14             2,429,867.93        0.32%


Group 1 Bankruptcy Reporting:
Number of Bankruptcy Loans that are Current                                                              2
Principal Balance of Bankruptcy Loans that are Current                                          346,026.64
Number of Bankruptcy Loans that are 1 Month Delinquent                                                   1
Principal Balance of Bankruptcy Loans that are 1 Month Delinquent                               278,968.83
Number of Bankruptcy Loans that are 2 Months Delinquent                                                  0
Principal Balance of Bankruptcy Loans that are 2 Months Delinquent                                    0.00
Number of Bankruptcy Loans that are 3+ Months Delinquent                                                 3
Principal Balance of Bankruptcy Loans that are 3+ Months Delinquent                             222,058.96
Total Number of Bankruptcy Loans                                                                         6
Total Principal Balance of Bankruptcy Loans                                                     847,054.43

Group 2 Bankruptcy Reporting:
Number of Bankruptcy Loans that are Current                                                              3
Principal Balance of Bankruptcy Loans that are Current                                          244,939.86
Number of Bankruptcy Loans that are 1 Month Delinquent                                                   0
Principal Balance of Bankruptcy Loans that are 1 Month Delinquent                                     0.00
Number of Bankruptcy Loans that are 2 Months Delinquent                                                  0
Principal Balance of Bankruptcy Loans that are 2 Months Delinquent                                    0.00
Number of Bankruptcy Loans that are 3+ Months Delinquent                                                 5
Principal Balance of Bankruptcy Loans that are 3+ Months Delinquent                           1,337,873.64
Total Number of Bankruptcy Loans                                                                         8
Total Principal Balance of Bankruptcy Loans                                                   1,582,813.50

 Foreclosures
 Group Number   Number of Loans      Principal Balance    Percentage
         1             44                 7,663,743.86         2.13%
         2             54                15,281,890.01         3.76%
    Total              98                22,945,633.87         3.00%

Group 1 Foreclosure Reporting:
Number of Foreclosure Loans that are Current                                                             0
Principal Balance of Foreclosure Loans that are Current                                               0.00
Number of Foreclosure Loans that are 1 Month Delinquent                                                  0
Principal Balance of Foreclosure Loans that are 1 Month Delinquent                                    0.00
Number of Foreclosure Loans that are 2 Months Delinquent                                                 0
Principal Balance of Foreclosure Loans that are 2 Months Delinquent                                   0.00
Number of Foreclosure Loans that are 3+ Months Delinquent                                               44
Principal Balance of Foreclosure Loans that are 3+ Months Delinquent                          7,663,743.86
Total Number of Foreclosure Loans                                                                       44
Total Principal Balance of Foreclosure Loans                                                  7,663,743.86

Group 2 Foreclosure Reporting:
Number of Foreclosure Loans that are Current                                                             0
Principal Balance of Foreclosure Loans that are Current                                               0.00
Number of Foreclosure Loans that are 1 Month Delinquent                                                  0
Principal Balance of Foreclosure Loans that are 1 Month Delinquent                                    0.00
Number of Foreclosure Loans that are 2 Months Delinquent                                                 1
Principal Balance of Foreclosure Loans that are 2 Months Delinquent                             596,647.52
Number of Foreclosure Loans that are 3+ Months Delinquent                                               53
Principal Balance of Foreclosure Loans that are 3+ Months Delinquent                         14,685,242.49
Total Number of Foreclosure Loans                                                                       54
Total Principal Balance of Foreclosure Loans                                                 15,281,890.01

   REO Properties
    Group Number   Number of Loans  Principal Balance     Percentage
             1            3               321,601.84           0.09%
             2            0                     0.00           0.00%
        Total             3               321,601.84           0.04%

Group 1 REO Reporting:
Number of REO Loans that are Current                                                                     0
Principal Balance of REO Loans that are Current                                                       0.00
Number of REO Loans that are 1 Month Delinquent                                                          0
Principal Balance of REO Loans that are 1 Month Delinquent                                            0.00
Number of REO Loans that are 2 Months Delinquent                                                         0
Principal Balance of REO Loans that are 2 Months Delinquent                                           0.00
Number of REO Loans that are 3+ Months Delinquent                                                        3
Principal Balance of REO Loans that are 3+ Months Delinquent                                    321,601.84
Total Number of REO Loans                                                                                3
Total Principal Balance of REO Loans                                                            321,601.84

Group 2 REO Reporting:
Number of REO Loans that are Current                                                                     0
Principal Balance of REO Loans that are Current                                                       0.00
Number of REO Loans that are 1 Month Delinquent                                                          0
Principal Balance of REO Loans that are 1 Month Delinquent                                            0.00
Number of REO Loans that are 2 Months Delinquent                                                         0
Principal Balance of REO Loans that are 2 Months Delinquent                                           0.00
Number of REO Loans that are 3+ Months Delinquent                                                        0
Principal Balance of REO Loans that are 3+ Months Delinquent                                          0.00
Total Number of REO Loans                                                                                0
Total Principal Balance of REO Loans                                                                  0.00

 REO Property Scheduled Balance
    Group Number     Loan Number         REO Date    Schedule Principal Balance
          1           1005305341       03/01/2006                    118,610.00
          1           1005451995       03/01/2006                    103,433.24
          1           1006106466       03/01/2006                     99,558.60
        Total                                                        321,601.84

Principal Payoffs by Group occured in this Distribution
     Group Number    Number of Loans       Principal Balance         Percentage
              1               -3,302           13,854,464.29              3.86%
              2                    0           10,110,484.51              2.49%
         Total                -3,302           23,964,948.80              3.13%


 Realized Loss Group Report
        Group Number     Current Loss    Cumulative Loss  Ending Balance   Balance of Liquidated Loans   Net Liquidation Proceeds
              1              39,806.06         39,806.06  359,330,568.04                  369,219.46               329,413.40
              2                   0.00              0.00  406,150,940.20                        0.00                     0.00
            TOTAL            39,806.06         39,806.06  765,481,508.24                  369,219.46               329,413.40

Loss Detail:

Current Realized Losses- Reduced by Recoveries                                                 39,806.06
Group 1                                                                                        39,806.06
Group 2                                                                                             0.00

Cumulative Realized Losses - Reduced by Recoveries                                             39,806.06
Group 1                                                                                        39,806.06
Group 2                                                                                             0.00

Current Applied Losses                                                                              0.00
Cumulative Applied Losses                                                                           0.00

Trigger Event                                                                                         NO
TEST I - Trigger Event Occurrence                                                                     NO
(Is Delinquency Percentage > 37.40% of of Senior Enhancement Percetage ?)
Delinquency Percentage                                                                          4.80298%
37.40% of of Senior Enhancement Percetage                                                       9.70437%
OR
TEST II - Trigger Event Occurrence                                                                    NO
(Are Cumulative Realized Losses as % of Original Loan Bal > Required Cumulative Loss % ?)
Cumulative Realized Losses as % of Original Loan Bal                                            0.00428%
Required Cumulative Loss %                                                                      0.00000%


O/C Reporting
Targeted Overcollateralization Amount                                                      20,005,946.10
Ending Overcollateralization Amount                                                        20,005,946.10
Ending Overcollateralization Deficiency                                                             0.00
Overcollateralization Release Amount                                                                0.00
Monthly Excess Interest                                                                     1,373,710.55
Payment to Class C                                                                          1,489,314.40

Certificate Interest Shortfall Detail:

Interest Carryforward Amount Occured This Period                                                    0.00
Class A-1                                                                                           0.00
Class A-2                                                                                           0.00
Class A-3                                                                                           0.00
Class A-4                                                                                           0.00
Class A-5                                                                                           0.00
Class M-1                                                                                           0.00
Class M-2                                                                                           0.00
Class M-3                                                                                           0.00
Class M-4                                                                                           0.00
Class M-5                                                                                           0.00
Class M-6                                                                                           0.00
Class M-7                                                                                           0.00
Class M-8                                                                                           0.00
Class M-9                                                                                           0.00
Class M-10                                                                                          0.00
Class M-11                                                                                          0.00

Interest Carryforward Amount Paid This Period                                                       0.00
Class A-1                                                                                           0.00
Class A-2                                                                                           0.00
Class A-3                                                                                           0.00
Class A-4                                                                                           0.00
Class A-5                                                                                           0.00
Class M-1                                                                                           0.00
Class M-2                                                                                           0.00
Class M-3                                                                                           0.00
Class M-4                                                                                           0.00
Class M-5                                                                                           0.00
Class M-6                                                                                           0.00
Class M-7                                                                                           0.00
Class M-8                                                                                           0.00
Class M-9                                                                                           0.00
Class M-10                                                                                          0.00
Class M-11                                                                                          0.00

Remaining Interest Carryforward Amount
Class A-1                                                                                           0.00
Class A-2                                                                                           0.00
Class A-3                                                                                           0.00
Class A-4                                                                                           0.00
Class A-5                                                                                           0.00
Class M-1                                                                                           0.00
Class M-2                                                                                           0.00
Class M-3                                                                                           0.00
Class M-4                                                                                           0.00
Class M-5                                                                                           0.00
Class M-6                                                                                           0.00
Class M-7                                                                                           0.00
Class M-8                                                                                           0.00
Class M-9                                                                                           0.00
Class M-10                                                                                          0.00
Class M-11                                                                                          0.00

Swap Account:
Net Swap Payment Due                                                                                0.00
Net Swap Payment Paid                                                                               0.00
Net Swap Receipt Due                                                                          156,530.89

Beginning Balance                                                                               1,000.00
Additions to the Swap Account                                                                 156,530.89
Withdrawals from the Swap Account                                                             156,530.89
Ending Balance                                                                                  1,000.00

Basis Risk Reserve Fund Account:
Beginning Balance                                                                               1,000.00
Additions to the Basis Risk Reserve Fund                                                        3,434.20
Divident Earnings on the Basis Risk Reserve Fund                                                    0.00
Withdrawals from the Basis Risk Reserve Fund                                                    3,434.20
Ending Balance                                                                                  1,000.00

Basis Risk Reserve Carryover:
Interest Carryover Amount Occured This Period
Class A-1                                                                                           0.00
Class A-2                                                                                           0.00
Class A-3                                                                                           0.00
Class A-4                                                                                           0.00
Class A-5                                                                                           0.00
Class M-1                                                                                           0.00
Class M-2                                                                                           0.00
Class M-3                                                                                           0.00
Class M-4                                                                                           0.00
Class M-5                                                                                           0.00
Class M-6                                                                                           0.00
Class M-7                                                                                           0.00
Class M-8                                                                                           0.00
Class M-9                                                                                           0.00
Class M-10                                                                                      1,352.92
Class M-11                                                                                      2,081.28

Interest Carryover Amount Paid This Period
Class A-1                                                                                           0.00
Class A-2                                                                                           0.00
Class A-3                                                                                           0.00
Class A-4                                                                                           0.00
Class A-5                                                                                           0.00
Class M-1                                                                                           0.00
Class M-2                                                                                           0.00
Class M-3                                                                                           0.00
Class M-4                                                                                           0.00
Class M-5                                                                                           0.00
Class M-6                                                                                           0.00
Class M-7                                                                                           0.00
Class M-8                                                                                           0.00
Class M-9                                                                                           0.00
Class M-10                                                                                      1,352.92
Class M-11                                                                                      2,081.28

Remaining Interest Carryover Amount
Class A-1                                                                                           0.00
Class A-2                                                                                           0.00
Class M-1                                                                                           0.00
Class A-3                                                                                           0.00
Class A-4                                                                                           0.00
Class A-5                                                                                           0.00
Class M-2                                                                                           0.00
Class M-3                                                                                           0.00
Class M-4                                                                                           0.00
Class M-5                                                                                           0.00
Class M-6                                                                                           0.00
Class M-7                                                                                           0.00
Class M-8                                                                                           0.00
Class M-9                                                                                           0.00
Class M-10                                                                                          0.00
Class M-11                                                                                          0.00

Non-Supported Interest Shortfall:

Total Prepayment Interest Shortfall occured this distribution                                       0.00

Prepayment Interest Shortfall Allocated to Class A-1                                                0.00
Prepayment Interest Shortfall Allocated to Class A-2                                                0.00
Prepayment Interest Shortfall Allocated to Class A-3                                                0.00
Prepayment Interest Shortfall Allocated to Class A-4                                                0.00
Prepayment Interest Shortfall Allocated to Class A-5                                                0.00
Prepayment Interest Shortfall Allocated to Class M-1                                                0.00
Prepayment Interest Shortfall Allocated to Class M-2                                                0.00
Prepayment Interest Shortfall Allocated to Class M-3                                                0.00
Prepayment Interest Shortfall Allocated to Class M-4                                                0.00
Prepayment Interest Shortfall Allocated to Class M-5                                                0.00
Prepayment Interest Shortfall Allocated to Class M-6                                                0.00
Prepayment Interest Shortfall Allocated to Class M-7                                                0.00
Prepayment Interest Shortfall Allocated to Class M-8                                                0.00
Prepayment Interest Shortfall Allocated to Class M-9                                                0.00
Prepayment Interest Shortfall Allocated to Class M-10                                               0.00
Prepayment Interest Shortfall Allocated to Class M-11                                               0.00
Prepayment Interest Shortfall Allocated to Class C                                                  0.00

Total Relief Act Interest Shortfall occured this distribution                                       0.00

Relief Act Interest Shortfall Allocated to Class A-1                                                0.00
Relief Act Interest Shortfall Allocated to Class A-2                                                0.00
Relief Act Interest Shortfall Allocated to Class A-3                                                0.00
Relief Act Interest Shortfall Allocated to Class A-4                                                0.00
Relief Act Interest Shortfall Allocated to Class A-5                                                0.00
Relief Act Interest Shortfall Allocated to Class M-1                                                0.00
Relief Act Interest Shortfall Allocated to Class M-2                                                0.00
Relief Act Interest Shortfall Allocated to Class M-3                                                0.00
Relief Act Interest Shortfall Allocated to Class M-4                                                0.00
Relief Act Interest Shortfall Allocated to Class M-5                                                0.00
Relief Act Interest Shortfall Allocated to Class M-6                                                0.00
Relief Act Interest Shortfall Allocated to Class M-7                                                0.00
Relief Act Interest Shortfall Allocated to Class M-8                                                0.00
Relief Act Interest Shortfall Allocated to Class M-9                                                0.00
Relief Act Interest Shortfall Allocated to Class M-10                                               0.00
Relief Act Interest Shortfall Allocated to Class M-11                                               0.00
Relief Act Interest Shortfall Allocated to Class C                                                  0.00

Available Net Funds Cap to Libor Certificates                                                   7.561564

One-Month LIBOR for Such Distribution Date                                                      5.330000

LIBOR Certificates, the Uncapped Pass-Through Rate for Such Distribution Date
Class A-1                                                                                       5.500000
Class A-2                                                                                       5.390000
Class A-3                                                                                       5.450000
Class A-4                                                                                       5.500000
Class A-5                                                                                       5.600000
Class M-1                                                                                       5.650000
Class M-2                                                                                       5.670000
Class M-3                                                                                       5.690000
Class M-4                                                                                       5.770000
Class M-5                                                                                       5.790000
Class M-6                                                                                       5.870000
Class M-7                                                                                       6.430000
Class M-8                                                                                       6.530000
Class M-9                                                                                       7.330000
Class M-10                                                                                      7.830000
Class M-11                                                                                      7.830000

Deferred Amounts Detail:
(Reduction of Certificate Principal Amounts due to Applied Loss Amounts)
Deferred Amount with respect to such Distribution Date
Class M-1                                                                                           0.00
Class M-2                                                                                           0.00
Class M-3                                                                                           0.00
Class M-4                                                                                           0.00
Class M-5                                                                                           0.00
Class M-6                                                                                           0.00
Class M-7                                                                                           0.00
Class M-8                                                                                           0.00
Class M-9                                                                                           0.00
Class M-10                                                                                          0.00
Class M-11                                                                                          0.00

Deferred Amount Paid This Period                                                                    0.00
Class M-1                                                                                           0.00
Class M-2                                                                                           0.00
Class M-3                                                                                           0.00
Class M-4                                                                                           0.00
Class M-5                                                                                           0.00
Class M-6                                                                                           0.00
Class M-7                                                                                           0.00
Class M-8                                                                                           0.00
Class M-9                                                                                           0.00
Class M-10                                                                                          0.00
Class M-11                                                                                          0.00
Deferred Amount Occured This Period                                                                 0.00
Class M-1                                                                                           0.00
Class M-2                                                                                           0.00
Class M-3                                                                                           0.00
Class M-4                                                                                           0.00
Class M-5                                                                                           0.00
Class M-6                                                                                           0.00
Class M-7                                                                                           0.00
Class M-8                                                                                           0.00
Class M-9                                                                                           0.00
Class M-10                                                                                          0.00
Class M-11                                                                                          0.00

Remaining Deferred Amount
Class M-1                                                                                           0.00
Class M-2                                                                                           0.00
Class M-3                                                                                           0.00
Class M-4                                                                                           0.00
Class M-5                                                                                           0.00
Class M-6                                                                                           0.00
Class M-7                                                                                           0.00
Class M-8                                                                                           0.00
Class M-9                                                                                           0.00
Class M-10                                                                                          0.00
Class M-11                                                                                          0.00

Copyright 2005 J.P. Morgan Chase & Co.  All rights reserved.
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